Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA Active Trust
Prospectus Date	rr_ProspectusDate	Dec. 17, 2017
Document Creation Date	dei_DocumentCreationDate	Mar. 17, 2016